Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Payables [Abstract]
Interest payable	[1]	$ 5,177	$ 2,731
Accrued expenses		2,292	1,097
Customer refund	[2]	1,040	290
Issuance costs payable			1,250
Others		264
Total		$ 8,773	$ 5,368

[1]	The interest payable represents the accrued interest for (i) long-term payables owed to the mining equipment supplier totaling $101.3 million with a fixed interest rate of 6% per annum (see Note 11); and (ii) long-term loans totaling $35.0 million with a fixed annual interest rate of 6.5% (see Note 12). During the years ended December 31, 2024, 2023 and 2022, the Company recorded interest expense of $6.33 million, $5.54 million and $2.52 million, respectively.
[2]	The Company records refund liabilities for amounts received from customers in excess of purchase amounts, representing overpayments to be returned or amounts pending customers’ claims. These overpayments are classified as current liabilities until refunded or, if agreed upon with the customers, applied as credits toward future purchases.